CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

3     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As of December 31,
	2018	2019

Cash	2,161,622	5,810,938
Restricted cash - current assets	87	34,299
Restricted cash - non-current assets	123,039	128,025

Total cash and restricted cash shown in the consolidated statements of cash flows	2,284,748	5,973,262

Restricted cash included in non-current assets was to secure the repayment of long-term bank borrowings and related interests.